VACATION OWNERSHIP MORTGAGES RECEIVABLE - Schedule of maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of maturities for vacation ownership mortgages receivable
2018	$ 72
2019	67
2020	70
2021	71
2022	72
2023 and thereafter	358
Total	710
Plus: net premium on acquired loans	87
Net vacation ownership mortgages receivable	737	$ 730
Acquired vacation
Schedule of maturities for vacation ownership mortgages receivable
Total	378
Less: allowance for losses	(5)
Expected remaining principal payment	296	466
Originated vacation
Schedule of maturities for vacation ownership mortgages receivable
Less: allowance for losses	$ (55)	(22)
Minimum | Acquired vacation
Schedule of maturities for vacation ownership mortgages receivable
Stated interest rates	8.00%
Minimum | Originated vacation
Schedule of maturities for vacation ownership mortgages receivable
Stated interest rates	9.90%
Maximum | Acquired vacation
Schedule of maturities for vacation ownership mortgages receivable
Stated interest rates	15.90%
Maximum | Originated vacation
Schedule of maturities for vacation ownership mortgages receivable
Stated interest rates	15.90%
Weighted Average | Acquired vacation
Schedule of maturities for vacation ownership mortgages receivable
Stated interest rates	13.30%
Weighted Average | Originated vacation
Schedule of maturities for vacation ownership mortgages receivable
Stated interest rates	13.40%
Securitized
Schedule of maturities for vacation ownership mortgages receivable
Net vacation ownership mortgages receivable	$ 559	429
Securitized | Acquired vacation
Schedule of maturities for vacation ownership mortgages receivable
2018	38
2019	37
2020	37
2021	35
2022	32
2023 and thereafter	89
Total	268
Plus: net premium on acquired loans	77
Less: allowance for losses	(4)
Net vacation ownership mortgages receivable	341
Securitized | Originated vacation
Schedule of maturities for vacation ownership mortgages receivable
2018	16
2019	17
2020	19
2021	21
2022	24
2023 and thereafter	154
Total	251
Less: allowance for losses	(33)	(1)
Net vacation ownership mortgages receivable	$ 218
Securitized | Weighted Average | Acquired vacation
Schedule of maturities for vacation ownership mortgages receivable
Stated interest rates	13.30%
Securitized | Weighted Average | Originated vacation
Schedule of maturities for vacation ownership mortgages receivable
Stated interest rates	13.40%
Unsecuritized
Schedule of maturities for vacation ownership mortgages receivable
Net vacation ownership mortgages receivable	$ 178	301
Unsecuritized | Acquired vacation
Schedule of maturities for vacation ownership mortgages receivable
2018	4
2019	3
2020	3
2021	3
2022	3
2023 and thereafter	12
Total	28
Plus: net premium on acquired loans	10
Less: allowance for losses	(1)
Net vacation ownership mortgages receivable	37
Unsecuritized | Originated vacation
Schedule of maturities for vacation ownership mortgages receivable
2018	14
2019	10
2020	11
2021	12
2022	13
2023 and thereafter	103
Total	163
Less: allowance for losses	(22)	$ (21)
Net vacation ownership mortgages receivable	$ 141